Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables.
Collaboration receivables	€ 3,358
Prepayments	2,627	€ 2,410
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	313	835
Total	€ 6,800	€ 3,747